Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about property, plant and equipment

Exploration and Evaluation Assets
($ millions)	2017	2016
Beginning of year	1,066	1,091
Additions	224	95
Disposals	—	(6)
Transfers to oil and gas properties (note 9)	(377)	(18)
Expensed exploration expenditures previously capitalized	(6)	(86)
Exchange adjustments	(69)	(10)
End of year	838	1,066

Property, Plant and Equipment	Oil and Gas Properties	Processing, Transportation and Storage	Upgrading	Refining	Retail and Other	Total
($ millions)
Cost
December 31, 2015	50,388	1,465	2,313	8,136	2,688	64,990
Additions	818	55	51	712	61	1,697
Acquisitions	67	—	—	—	—	67
Transfers from exploration and evaluation (note 8)	18	—	—	—	—	18
Changes in asset retirement obligations (note 16)	231	—	3	11	9	254
Disposals and derecognition	(6,590)	(1,383)	—	—	(3)	(7,976)
Exchange adjustments	(131)	—	—	(214)	—	(345)
December 31, 2016	44,801	137	2,367	8,645	2,755	58,705
Additions(1)	1,371	11	230	561	140	2,313
Acquisitions	29	—	—	577	—	606
Transfers from exploration and evaluation (note 8)	377	—	—	—	—	377
Intersegment transfers	48	(61)	—	—	13	—
Changes in asset retirement obligations (note 16)	150	—	2	13	23	188
Disposals and derecognition	(4,702)	—	—	(39)	—	(4,741)
Exchange adjustments	(259)	(1)	—	(566)	(1)	(827)
December 31, 2017	41,815	86	2,599	9,191	2,930	56,621

Accumulated depletion, depreciation, amortization and impairment
December 31, 2015	(31,300)	(574)	(1,260)	(2,676)	(1,546)	(37,356)
Depletion, depreciation, amortization and impairment	(1,806)	(23)	(103)	(380)	(150)	(2,462)
Disposals and derecognition	5,082	501	—	13	4	5,600
Exchange adjustments	38	—	—	68	—	106
December 31, 2016	(27,986)	(96)	(1,363)	(2,975)	(1,692)	(34,112)
Depletion, depreciation, amortization and impairment	(2,238)	(2)	(99)	(406)	(137)	(2,882)
Intersegment transfers	(37)	50	—	—	(13)	—
Disposals and derecognition	4,124	—	—	16	—	4,140
Exchange adjustments	121	1	—	189	—	311
December 31, 2017	(26,016)	(47)	(1,462)	(3,176)	(1,842)	(32,543)

Net book value
December 31, 2016	16,815	41	1,004	5,670	1,063	24,593
December 31, 2017	15,799	39	1,137	6,015	1,088	24,078
(1)    Additions include assets under finance lease.

Disclosure of assets under finance lease
The net book values of assets held under finance lease within property, plant and equipment are as follows:

Assets Under Finance Lease		Oil and Gas Properties
($ millions)	Refining		Total
December 31, 2016	24	255	279
December 31, 2017	152	335	487

Disclosure of purchase price allocation
The acquisition has been accounted for as a business combination using the acquisition method. The purchase price allocation is based on management’s best estimates of fair values of acquired assets and liabilities as at November 8, 2017:

Purchase Price Allocation
($ millions)	USD	CAD
Working capital	85	108
Property, plant and equipment	454	577
Asset retirement obligation	(7)	(9)
Other long-term liabilities	(5)	(6)
Net assets acquired	527	670